Notes to the cash flow statements - Reconciliation of operating activities (Details) - AUD ($) $ in Millions		12 Months Ended
		Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	[1]	$ 6,790	$ 8,099	$ 7,997
Adjustments:
Depreciation, amortisation and impairment		1,079	1,144	1,269
Impairment charges		966	889	1,021
Net (decrease)/increase in current and deferred tax		(541)	(96)	(34)
(Increase)/decrease in accrued interest receivable		132	(83)	(75)
(Decrease)/increase in accrued interest payable		(341)	241	148
(Decrease)/increase in provisions		1,143	289	219
Other non-cash items		(832)	332	(419)
Cash flows from operating activities before changes in operating assets and liabilities	[1]	8,396	10,815	10,126
Net (increase)/decrease in derivative financial instruments	[1]	7,605	8,584	(5,042)
Net (increase)/decrease in life insurance assets and liabilities	[1]	(134)	(230)	219
(Increase)/decrease in other operating assets:
Collateral paid	[1]	(847)	969	2,320
Trading securities and other financial assets designated at fair value	[1]	(7,629)	3,492	(4,729)
Loans	[1]	(4,188)	(24,740)	(26,815)
Other financial assets	[1]	336	859	466
Other assets	[1]	(13)	10	67
(Decrease)/increase in other operating liabilities:
Collateral received	[1]	1,007	(295)	739
Deposits and other borrowings	[1]	1,113	23,928	23,062
Other financial liabilities	[1]	1,463	(3,632)	2,506
Other liabilities	[1]	(5)	10	(82)
Net cash provided by/(used in) operating activities	[1]	7,104	19,770	$ 2,837
Parent Entity
Reconciliation of net cash provided by/(used in) operating activities to net profit for the year
Net profit for the year	[1]	7,121	8,144
Adjustments:
Depreciation, amortisation and impairment		1,082	952
Impairment charges		893	820
Net (decrease)/increase in current and deferred tax		(804)	(598)
(Increase)/decrease in accrued interest receivable		98	(74)
(Decrease)/increase in accrued interest payable		(321)	217
(Decrease)/increase in provisions		1,214	294
Other non-cash items		(329)	420
Cash flows from operating activities before changes in operating assets and liabilities	[1]	8,954	10,175
Net (increase)/decrease in derivative financial instruments	[1]	6,581	8,263
Net (increase)/decrease in life insurance assets and liabilities	[1]
(Increase)/decrease in other operating assets:
Collateral paid	[1]	(755)	662
Trading securities and other financial assets designated at fair value	[1]	(7,358)	2,815
Loans	[1]	(3,312)	(23,661)
Other financial assets	[1]	324	502
Other assets	[1]	(41)	33
(Decrease)/increase in other operating liabilities:
Collateral received	[1]	1,004	(606)
Deposits and other borrowings	[1]	963	20,783
Other financial liabilities	[1]	1,555	(3,742)
Other liabilities	[1]	(24)	17
Net cash provided by/(used in) operating activities	[1]	$ 7,891	$ 15,241

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.